Allowance for Loan Losses (the Allowance) - Impaired loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Impaired loans with related allowance:
Recorded investment	$ 2,080	$ 676
Principal balance	2,080	679
Related allowance	136	103
Average recorded investment	2,111	680
Impaired loans without related allowance:
Recorded investment	5,227	5,123
Principal balance	5,310	5,672
Average recorded investment	5,298	5,222
Grand Total
Recorded investment	7,307	5,799
Principal balance	7,390	6,351
Related allowance	136	103
Average recorded investment	7,409	5,902
Interest income recognized on performing impaired loans	206	327
Commercial mortgage
Impaired loans without related allowance:
Recorded investment	2,138	1,929
Principal balance	2,173	2,379
Average recorded investment	2,162	1,982
Commercial and industrial
Impaired loans with related allowance:
Recorded investment	617	676
Principal balance	617	679
Related allowance	27	103
Average recorded investment	622	680
Impaired loans without related allowance:
Recorded investment	671	598
Principal balance	718	682
Average recorded investment	693	618
Small Business Loans
Impaired loans with related allowance:
Recorded investment	1,002
Principal balance	1,002
Related allowance	63
Average recorded investment	1,027
Impaired loans without related allowance:
Recorded investment	242	263
Principal balance	242	263
Average recorded investment	250	267
Home equity lines and loans
Impaired loans with related allowance:
Recorded investment	461
Principal balance	461
Related allowance	46
Average recorded investment	462
Impaired loans without related allowance:
Recorded investment	75	83
Principal balance	75	89
Average recorded investment	76	84
Residential mortgage
Impaired loans without related allowance:
Recorded investment	854	969
Principal balance	854	978
Average recorded investment	855	978
Construction
Impaired loans without related allowance:
Recorded investment	1,247	1,281
Principal balance	1,248	1,281
Average recorded investment	$ 1,262	$ 1,293